MONY Variable Account L

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of MONY Variable Account L and the Board of Directors of

MONY Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise MONY Variable Account L (the Separate Account) as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more MONY Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 18, 2024

Appendix A

The subaccounts that comprise MONY Variable Account L Separate Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
1290 VT Equity Income Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
1290 VT Equity Income Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
1290 VT GAMCO Small Company Value Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
1290 VT Socially Responsible Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
1290 VT Socially Responsible Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon Stock Index Fund, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/AB Small Cap Growth Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Aggressive Allocation Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/All Asset Growth Allocation Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Capital Group Research Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

EQ/Conservative Allocation Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Conservative-Plus Allocation Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Core Bond Index Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Core Plus Bond Portfolio, Class A	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Global Equity Managed Volatility Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Intermediate Government Bond Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Janus Enterprise Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/JPMorgan Growth Allocation Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Large Cap Value Index Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

EQ/Loomis Sayles Growth Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/MFS International Growth Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Mid Cap Index Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Moderate Allocation Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Moderate-Plus Allocation Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Money Market Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Quality Bond PLUS Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Small Company Index Portfolio, Class IA	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
EQ/Value Equity Portfolio, Class IB	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Fidelity VIP Contrafund Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Income VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Diversified Dividend Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Core Equity Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Health Care Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Technology Fund, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Balanced Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Enterprise Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Forty Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Forty Fund, Class S	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Janus Henderson Global Research Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Overseas Fund, Class S	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Utilities Series, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IA

ASSETS:
Investments at fair value (1)	$15,465	$1,479,251	$10,384,358	$275,796	$23,962	$2,945,059	$171,365
Receivable from the Policies	-	-	-	47	55	40	-
Receivable from the fund manager	-	58	5,496	-	-	-	2
Receivable from the Company	-	-	104,588	-	-	-	-
Total assets	15,465	1,479,309	10,494,442	275,843	24,017	2,945,099	171,367

LIABILITIES:
Payable to the Policies	-	58	5,496	-	-	-	2
Payable to the fund manager	-	-	-	47	55	40	-
Payable to the Company	263	20,787	-	4,020	341	15,918	2,770
Total liabilities	263	20,845	5,496	4,067	396	15,958	2,772

NET ASSETS	$15,202	$1,458,464	$10,488,946	$271,776	$23,621	$2,929,141	$168,595

Fair value per share (NAV)	$4.80	$4.85	$69.97	$20.08	$19.63	$69.08	$16.68
Shares outstanding in the Separate Account	3,220	305,061	148,422	13,736	1,220	42,633	10,273

(1) Investments in mutual fund shares, at cost	$15,701	$1,544,171	$7,111,263	$142,749	$14,404	$1,872,573	$188,620

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Aggressive Allocation Portfolio, Class B	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/Conservative Allocation Portfolio, Class B	EQ/Conservative- Plus Allocation Portfolio, Class B	EQ/Core Bond Index Portfolio, Class IA	EQ/Core Plus Bond Portfolio, Class A

ASSETS:
Investments at fair value (1)	$246,531	$4,220,108	$3,426,011	$24,792	$570	$1,327,250	$204,127
Receivable from the Policies	-	-	-	-	-	-	-
Receivable from the fund manager	5	107	22	-	-	148	80
Receivable from the Company	5,205	105,946	-	-	6	-	-
Total assets	251,741	4,326,161	3,426,033	24,792	576	1,327,398	204,207

LIABILITIES:
Payable to the Policies	5	107	22	-	-	148	80
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	45,325	421	-	13,716	3,467
Total liabilities	5	107	45,347	421	-	13,864	3,547

NET ASSETS	$251,736	$4,326,054	$3,380,686	$24,371	$576	$1,313,534	$200,660

Fair value per share (NAV)	$9.86	$17.73	$29.67	$8.18	$8.21	$9.20	$3.50
Shares outstanding in the Separate Account	24,999	238,063	115,458	3,032	69	144,198	58,312

(1) Investments in mutual fund shares, at cost	$266,562	$4,480,906	$2,933,969	$27,278	$576	$1,434,038	$223,519

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IA	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA	EQ/Large Cap Value Managed Volatility Portfolio, Class IA

ASSETS:
Investments at fair value (1)	$89,440	$579,009	$1,151,358	$7,857,533	$1,660,064	$2,117,163	$281,454
Receivable from the Policies	3	-	-	-	-	137	76
Receivable from the fund manager	-	160	32	4,106	5,970	-	-
Receivable from the Company	-	-	-	211,377	-	-	-
Total assets	89,443	579,169	1,151,390	8,073,016	1,666,034	2,117,300	281,530

LIABILITIES:
Payable to the Policies	-	160	32	4,106	5,970	-	-
Payable to the fund manager	3	-	-	-	-	137	76
Payable to the Company	1,355	6,664	19,054	-	10,630	35,601	4,747
Total liabilities	1,358	6,824	19,086	4,106	16,600	35,738	4,823

NET ASSETS	$88,085	$572,345	$1,132,304	$8,068,910	$1,649,434	$2,081,562	$276,707

Fair value per share (NAV)	$16.13	$9.50	$20.44	$56.15	$29.25	$9.98	$17.79
Shares outstanding in the Separate Account	5,545	60,924	56,315	139,935	56,760	212,114	15,825

(1) Investments in mutual fund shares, at cost	$82,793	$618,278	$1,031,273	$5,339,667	$1,580,803	$1,705,482	$242,476

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Moderate Allocation Portfolio, Class B	EQ/Moderate-Plus Allocation Portfolio, Class B	EQ/Money Market Portfolio, Class IA

ASSETS:
Investments at fair value (1)	$7,487,118	$1,751,755	$783,774	$1,883,942	$152,853	$279,878	$2,160,058
Receivable from the Policies	-	-	-	53	-	-	-
Receivable from the fund manager	6,428	40	103	-	2	4	130
Receivable from the Company	-	25,560	-	-	-	-	-
Total assets	7,493,546	1,777,355	783,877	1,883,995	152,855	279,882	2,160,188

LIABILITIES:
Payable to the Policies	6,428	40	103	-	2	4	130
Payable to the fund manager	-	-	-	53	-	-	-
Payable to the Company	104,839	-	13,002	29,094	526	1,475	117,457
Total liabilities	111,267	40	13,105	29,147	528	1,479	117,587

NET ASSETS	$7,382,279	$1,777,315	$770,772	$1,854,848	$152,327	$278,403	$2,042,601

Fair value per share (NAV)	$10.32	$7.30	$15.57	$16.25	$11.82	$9.33	$1.00
Shares outstanding in the Separate Account	725,801	240,093	50,327	115,969	12,927	30,005	2,158,468

(1) Investments in mutual fund shares, at cost	$5,704,419	$1,696,856	$647,431	$1,574,111	$173,732	$314,952	$2,159,822

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$1,159,424	$258,656	$477,062	$140,213	$184,741	$4,438,952	$1,168,791
Receivable from the Policies	-	-	6	-	-	-	209
Receivable from the fund manager	40	90	-	1	30	6,177	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,159,464	258,746	477,068	140,214	184,771	4,445,129	1,169,000

LIABILITIES:
Payable to the Policies	40	90	-	1	30	6,177	-
Payable to the fund manager	-	-	6	-	-	-	209
Payable to the Company	16,925	4,361	1,020	2,382	3,138	5,405	19,628
Total liabilities	16,965	4,451	1,026	2,383	3,168	11,582	19,837

NET ASSETS	$1,142,499	$254,295	$476,042	$137,831	$181,603	$4,433,547	$1,149,163

Fair value per share (NAV)	$7.22	$9.74	$7.68	$11.06	$22.01	$48.30	$14.20
Shares outstanding in the Separate Account	160,500	26,546	62,079	12,675	8,393	91,904	82,309

(1) Investments in mutual fund shares, at cost	$1,816,091	$263,033	$535,919	$138,426	$156,771	$2,930,606	$1,198,827

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I

ASSETS:
Investments at fair value (1)	$144,397	$121,782	$115,067	$497,590	$269,494	$19,326	$1,003,948
Receivable from the Policies	-	-	112	-	-	-	4
Receivable from the fund manager	3	2	-	28	5	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	144,400	121,784	115,179	497,618	269,499	19,326	1,003,952

LIABILITIES:
Payable to the Policies	3	2	-	28	5	-	-
Payable to the fund manager	-	-	112	-	-	-	4
Payable to the Company	2,453	1,992	1,951	8,452	4,490	297	14,358
Total liabilities	2,456	1,994	2,063	8,480	4,495	297	14,362

NET ASSETS	$141,944	$119,790	$113,116	$489,138	$265,004	$19,029	$989,590

Fair value per share (NAV)	$26.93	$24.24	$9.67	$35.50	$25.91	$18.50	$45.28
Shares outstanding in the Separate Account	5,362	5,024	11,900	14,017	10,401	1,045	22,172

(1) Investments in mutual fund shares, at cost	$130,407	$106,837	$101,289	$477,448	$272,820	$19,330	$703,054

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

ASSETS:
Investments at fair value (1)	$2,506,264	$1,538,347	$514,960	$1,960,547	$407,358	$268,981	$214,399
Receivable from the Policies	-	-	-	-	3	-	-
Receivable from the fund manager	6,618	117	48	4,459	-	22	90
Receivable from the Company	-	30,100	-	4,668	-	-	-
Total assets	2,512,882	1,568,564	515,008	1,969,674	407,361	269,003	214,489

LIABILITIES:
Payable to the Policies	6,618	117	48	4,459	-	22	90
Payable to the fund manager	-	-	-	-	3	-	-
Payable to the Company	16,427	-	8,499	-	6,600	4,482	3,558
Total liabilities	23,045	117	8,547	4,459	6,603	4,504	3,648

NET ASSETS	$2,489,837	$1,568,447	$506,461	$1,965,215	$400,758	$264,499	$210,841

Fair value per share (NAV)	$76.52	$47.35	$42.49	$61.10	$40.08	$32.25	$9.62
Shares outstanding in the Separate Account	32,753	32,489	12,120	32,088	10,164	8,340	22,287

(1) Investments in mutual fund shares, at cost	$1,970,801	$1,245,029	$450,028	$1,292,980	$353,119	$246,865	$265,906

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IA

INVESTMENT INCOME:
Dividend income	$306	$29,704	$60,622	$1,840	$163	$38,123	$391

EXPENSES:
Mortality and expense risk	83	7,871	61,849	1,674	140	17,068	1,088

NET INVESTMENT INCOME (LOSS)	223	21,833	(1,227)	166	23	21,055	(697)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(328)	(3,652)	202,595	13,563	635	69,274	(5,998)
Capital gain distributions	899	87,915	681,818	5,562	492	97,554	247

Net realized gain (loss) on investments	571	84,263	884,413	19,125	1,127	166,828	(5,751)

Change in net unrealized appreciation (depreciation) on investments	(70)	(39,082)	904,621	41,864	3,991	412,550	32,807

Net realized and unrealized gain (loss) on investments	501	45,181	1,789,034	60,989	5,118	579,378	27,056

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$724	$67,014	$1,787,807	$61,155	$5,141	$600,433	$26,359

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Aggressive Allocation Portfolio, Class B	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/Conservative Allocation Portfolio, Class B	EQ/Conservative-Plus Allocation Portfolio, Class B	EQ/Core Bond Index Portfolio, Class IA	EQ/Core Plus Bond Portfolio, Class A

INVESTMENT INCOME:
Dividend income	$3,189	$75,353	$10,888	$573	$12	$27,541	$4,686

EXPENSES:
Mortality and expense risk	1,595	29,139	18,604	143	4	7,580	1,095

NET INVESTMENT INCOME (LOSS)	1,594	46,214	(7,716)	430	8	19,961	3,591

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,188)	(38,416)	14,917	(1,475)	(41)	(8,983)	(1,281)
Capital gain distributions	6,779	69,088	157,380	208	14	-	-

Net realized gain (loss) on investments	5,591	30,672	172,297	(1,267)	(27)	(8,983)	(1,281)

Change in net unrealized appreciation (depreciation) on investments	29,753	433,132	469,677	2,617	76	39,666	5,353

Net realized and unrealized gain (loss) on investments	35,344	463,804	641,974	1,350	49	30,683	4,072

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,938	$510,018	$634,258	$1,780	$57	$50,644	$7,663

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IA	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA	EQ/Large Cap Value Managed Volatility Portfolio, Class IA

INVESTMENT INCOME:
Dividend income	$737	$15,426	$354	$-	$6,158	$32,893	$4,345

EXPENSES:
Mortality and expense risk	541	3,085	5,603	49,716	9,116	10,746	1,272

NET INVESTMENT INCOME (LOSS)	196	12,341	(5,249)	(49,716)	(2,958)	22,147	3,073

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	198	(2,968)	9,731	160,749	(36)	25,300	2,080
Capital gain distributions	3,476	-	75,586	1,063,676	134,461	60,046	14,608

Net realized gain (loss) on investments	3,674	(2,968)	85,317	1,224,425	134,425	85,346	16,688

Change in net unrealized appreciation (depreciation) on investments	11,720	9,207	88,834	1,334,798	344,254	91,297	13,945

Net realized and unrealized gain (loss) on investments	15,394	6,239	174,151	2,559,223	478,679	176,643	30,633

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,590	$18,580	$168,902	$2,509,507	$475,721	$198,790	$33,706

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Moderate Allocation Portfolio, Class B	EQ/Moderate- Plus Allocation Portfolio, Class B	EQ/Money Market Portfolio, Class IA

INVESTMENT INCOME:
Dividend income	$-	$21,104	$7,357	$25,656	$2,848	$4,377	$94,479

EXPENSES:
Mortality and expense risk	37,108	11,488	3,768	9,790	806	1,519	12,567

NET INVESTMENT INCOME (LOSS)	(37,108)	9,616	3,589	15,866	2,042	2,858	81,912

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	72,019	1,540	6,229	23,576	(798)	(6,897)	40
Capital gain distributions	299,619	63,703	29,020	87,127	3,212	7,983	-

Net realized gain (loss) on investments	371,638	65,243	35,249	110,703	2,414	1,086	40

Change in net unrealized appreciation (depreciation) on investments	1,963,809	139,820	65,779	89,150	11,630	34,154	236

Net realized and unrealized gain (loss) on investments	2,335,447	205,063	101,028	199,853	14,044	35,240	276

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,298,339	$214,679	$104,617	$215,719	$16,086	$38,098	$82,188

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2

INVESTMENT INCOME:
Dividend income	$16	$10,290	$10,104	$1,496	$1,965	$15,840	$57,836

EXPENSES:
Mortality and expense risk	6,052	1,300	2,772	442	581	26,234	5,762

NET INVESTMENT INCOME (LOSS)	(6,036)	8,990	7,332	1,054	1,384	(10,394)	52,074

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(72,486)	(15)	(3,768)	(174)	372	65,311	(1,274)
Capital gain distributions	-	-	-	4,320	299	143,183	70,116

Net realized gain (loss) on investments	(72,486)	(15)	(3,768)	4,146	671	208,494	68,842

Change in net unrealized appreciation (depreciation) on investments	377,880	3,579	13,094	14,698	27,844	913,554	(32,410)

Net realized and unrealized gain (loss) on investments	305,394	3,564	9,326	18,844	28,515	1,122,048	36,432

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$299,358	$12,554	$16,658	$19,898	$29,899	$1,111,654	$88,506

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I

INVESTMENT INCOME:
Dividend income	$1,275	$2,321	$619	$-	$-	$-	$20,091

EXPENSES:
Mortality and expense risk	485	742	695	1,546	1,617	128	5,967

NET INVESTMENT INCOME (LOSS)	790	1,579	(76)	(1,546)	(1,617)	(128)	14,124

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	940	800	266	301	(1,626)	(2,924)	19,395
Capital gain distributions	14,637	9,558	80	53,240	-	-	-

Net realized gain (loss) on investments	15,577	10,358	346	53,541	(1,626)	(2,924)	19,395

Change in net unrealized appreciation (depreciation) on investments	(837)	(2,560)	20,054	76,124	10,581	10,403	98,198

Net realized and unrealized gain (loss) on investments	14,740	7,798	20,400	129,665	8,955	7,479	117,593

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,530	$9,377	$20,324	$128,119	$7,338	$7,351	$131,717

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

INVESTMENT INCOME:
Dividend income	$3,808	$2,649	$570	$16,675	$5,627	$9,417	$4,709

EXPENSES:
Mortality and expense risk	15,905	9,198	2,535	11,146	1,909	1,113	1,019

NET INVESTMENT INCOME (LOSS)	(12,097)	(6,549)	(1,965)	5,529	3,718	8,304	3,690

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	54,651	3,068	(995)	35,478	3,749	4,264	(7,380)
Capital gain distributions	172,236	-	-	50,487	-	14,571	2,254

Net realized gain (loss) on investments	226,887	3,068	(995)	85,965	3,749	18,835	(5,126)

Change in net unrealized appreciation (depreciation) on investments	176,285	438,568	148,755	321,122	31,064	(34,693)	11,249

Net realized and unrealized gain (loss) on investments	403,172	441,636	147,760	407,087	34,813	(15,858)	6,123

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$391,075	$435,087	$145,795	$412,616	$38,531	$(7,554)	$9,813

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$223	$21,833	$(1,227)	$166	$23	$21,055	$(697)
Net realized gain (loss) on investments	571	84,263	884,413	19,125	1,127	166,828	(5,751)
Change in net unrealized appreciation (depreciation) on investments	(70)	(39,082)	904,621	41,864	3,991	412,550	32,807

Net increase (decrease) in net assets resulting from operations	724	67,014	1,787,807	61,155	5,141	600,433	26,359

POLICY TRANSACTIONS:
Policy owners' net payments	24,105	50,936	238,087	55,377	868	69,681	4,468
Policy maintenance charges	(62)	(1,880)	(11,560)	(684)	(91)	(3,829)	(323)
Policy owners' benefits	-	(47,859)	(310,726)	(17,191)	(1,239)	(162,102)	(5,998)
Net transfers (to) from the Company and/or Subaccounts	(24,548)	(101,392)	(189,030)	(65,634)	(1,059)	(103,290)	(25,974)

Increase (decrease) in net assets resulting from Policy transactions	(505)	(100,195)	(273,229)	(28,132)	(1,521)	(199,540)	(27,827)

Total increase (decrease) in net assets	219	(33,181)	1,514,578	33,023	3,620	400,893	(1,468)

NET ASSETS:
Beginning of period	14,983	1,491,645	8,974,368	238,753	20,001	2,528,248	170,063

End of period	$15,202	$1,458,464	$10,488,946	$271,776	$23,621	$2,929,141	$168,595

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Aggressive Allocation Portfolio, Class B	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/Conservative Allocation Portfolio, Class B	EQ/Conservative- Plus Allocation Portfolio, Class B	EQ/Core Bond Index Portfolio, Class IA	EQ/Core Plus Bond Portfolio, Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,594	$46,214	$(7,716)	$430	$8	$19,961	$3,591
Net realized gain (loss) on investments	5,591	30,672	172,297	(1,267)	(27)	(8,983)	(1,281)
Change in net unrealized appreciation (depreciation) on investments	29,753	433,132	469,677	2,617	76	39,666	5,353

Net increase (decrease) in net assets resulting from operations	36,938	510,018	634,258	1,780	57	50,644	7,663

POLICY TRANSACTIONS:
Policy owners' net payments	6,262	208,160	92,572	10,198	464	90,035	10,388
Policy maintenance charges	(568)	(10,289)	(4,959)	(71)	(12)	(2,732)	(321)
Policy owners' benefits	-	(166,158)	(70,137)	-	-	(18,527)	(492)
Net transfers (to) from the Company and/or Subaccounts	(643)	(91,230)	(201,159)	(12,543)	(432)	(112,826)	(7,937)

Increase (decrease) in net assets resulting from Policy transactions	5,051	(59,517)	(183,683)	(2,416)	20	(44,050)	1,638

Total increase (decrease) in net assets	41,989	450,501	450,575	(636)	77	6,594	9,301

NET ASSETS:
Beginning of period	209,747	3,875,553	2,930,111	25,007	499	1,306,940	191,359

End of period	$251,736	$4,326,054	$3,380,686	$24,371	$576	$1,313,534	$200,660

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IA	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA	EQ/Large Cap Value Managed Volatility Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$196	$12,341	$(5,249)	$(49,716)	$(2,958)	$22,147	$3,073
Net realized gain (loss) on investments	3,674	(2,968)	85,317	1,224,425	134,425	85,346	16,688
Change in net unrealized appreciation (depreciation) on investments	11,720	9,207	88,834	1,334,798	344,254	91,297	13,945

Net increase (decrease) in net assets resulting from operations	15,590	18,580	168,902	2,509,507	475,721	198,790	33,706

POLICY TRANSACTIONS:
Policy owners' net payments	3,181	44,002	28,770	199,944	39,472	65,180	8,756
Policy maintenance charges	(257)	(1,593)	(1,575)	(10,486)	(2,100)	(2,262)	(438)
Policy owners' benefits	(2,215)	(7,469)	(19,176)	(209,801)	(40,001)	(16,653)	(2,598)
Net transfers (to) from the Company and/or Subaccounts	(5,344)	(48,352)	(106,824)	(35,978)	(101,212)	(152,962)	(7,260)

Increase (decrease) in net assets resulting from Policy transactions	(4,635)	(13,412)	(98,805)	(56,321)	(103,841)	(106,697)	(1,540)

Total increase (decrease) in net assets	10,955	5,168	70,097	2,453,186	371,880	92,093	32,166

NET ASSETS:
Beginning of period	77,130	567,177	1,062,207	5,615,724	1,277,554	1,989,469	244,541

End of period	$88,085	$572,345	$1,132,304	$8,068,910	$1,649,434	$2,081,562	$276,707

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Moderate Allocation Portfolio, Class B	EQ/Moderate-Plus Allocation Portfolio, Class B	EQ/Money Market Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(37,108)	$9,616	$3,589	$15,866	$2,042	$2,858	$81,912
Net realized gain (loss) on investments	371,638	65,243	35,249	110,703	2,414	1,086	40
Change in net unrealized appreciation (depreciation) on investments	1,963,809	139,820	65,779	89,150	11,630	34,154	236

Net increase (decrease) in net assets resulting from operations	2,298,339	214,679	104,617	215,719	16,086	38,098	82,188

POLICY TRANSACTIONS:
Policy owners' net payments	185,735	63,334	22,841	61,616	3,028	37,072	162,448
Policy maintenance charges	(10,263)	(2,653)	(1,149)	(2,893)	(256)	(521)	(4,130)
Policy owners' benefits	(236,358)	(83,956)	(7,826)	(12,536)	-	-	(19,718)
Net transfers (to) from the Company and/or Subaccounts	(306,362)	(21,116)	(4,570)	(190,782)	(3,608)	(72,181)	(401,893)

Increase (decrease) in net assets resulting from Policy transactions	(367,248)	(44,391)	9,296	(144,595)	(836)	(35,630)	(263,293)

Total increase (decrease) in net assets	1,931,091	170,288	113,913	71,124	15,250	2,468	(181,105)

NET ASSETS:
Beginning of period	5,451,188	1,607,027	656,859	1,783,724	137,077	275,935	2,223,706

End of period	$7,382,279	$1,777,315	$770,772	$1,854,848	$152,327	$278,403	$2,042,601

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,036)	$8,990	$7,332	$1,054	$1,384	$(10,394)	$52,074
Net realized gain (loss) on investments	(72,486)	(15)	(3,768)	4,146	671	208,494	68,842
Change in net unrealized appreciation (depreciation) on investments	377,880	3,579	13,094	14,698	27,844	913,554	(32,410)

Net increase (decrease) in net assets resulting from operations	299,358	12,554	16,658	19,898	29,899	1,111,654	88,506

POLICY TRANSACTIONS:
Policy owners' net payments	38,774	27,345	28,696	4,065	1,866	123,591	43,181
Policy maintenance charges	(2,547)	(926)	(1,126)	(292)	(252)	(4,785)	(2,383)
Policy owners' benefits	(41,623)	(391)	(10,064)	(1,289)	(1,321)	(82,061)	(19,566)
Net transfers (to) from the Company and/or Subaccounts	(68,106)	(29,246)	(24,203)	(5,998)	(8,395)	(206,411)	(84,651)

Increase (decrease) in net assets resulting from Policy transactions	(73,502)	(3,218)	(6,697)	(3,514)	(8,102)	(169,666)	(63,419)

Total increase (decrease) in net assets	225,856	9,336	9,961	16,384	21,797	941,988	25,087

NET ASSETS:
Beginning of period	916,643	244,959	466,081	121,447	159,806	3,491,559	1,124,076

End of period	$1,142,499	$254,295	$476,042	$137,831	$181,603	$4,433,547	$1,149,163

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$790	$1,579	$(76)	$(1,546)	$(1,617)	$(128)	$14,124
Net realized gain (loss) on investments	15,577	10,358	346	53,541	(1,626)	(2,924)	19,395
Change in net unrealized appreciation (depreciation) on investments	(837)	(2,560)	20,054	76,124	10,581	10,403	98,198

Net increase (decrease) in net assets resulting from operations	15,530	9,377	20,324	128,119	7,338	7,351	131,717

POLICY TRANSACTIONS:
Policy owners' net payments	3,230	4,491	2,256	7,703	10,805	993	34,428
Policy maintenance charges	(294)	(200)	(161)	(699)	(373)	(59)	(1,524)
Policy owners' benefits	(5,166)	(2,105)	(2,460)	(5,486)	(3,904)	-	(39,812)
Net transfers (to) from the Company and/or Subaccounts	(8,062)	(5,870)	(5,376)	(21,998)	15,542	(11,209)	(61,129)

Increase (decrease) in net assets resulting from Policy transactions	(10,292)	(3,684)	(5,741)	(20,480)	22,070	(10,275)	(68,037)

Total increase (decrease) in net assets	5,238	5,693	14,583	107,639	29,408	(2,924)	63,680

NET ASSETS:
Beginning of period	136,706	114,097	98,533	381,499	235,596	21,953	925,910

End of period	$141,944	$119,790	$113,116	$489,138	$265,004	$19,029	$989,590

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12,097)	$(6,549)	$(1,965)	$5,529	$3,718	$8,304	$3,690
Net realized gain (loss) on investments	226,887	3,068	(995)	85,965	3,749	18,835	(5,126)
Change in net unrealized appreciation (depreciation) on investments	176,285	438,568	148,755	321,122	31,064	(34,693)	11,249

Net increase (decrease) in net assets resulting from operations	391,075	435,087	145,795	412,616	38,531	(7,554)	9,813

POLICY TRANSACTIONS:
Policy owners' net payments	64,334	24,137	11,868	97,019	19,820	11,727	17,528
Policy maintenance charges	(2,922)	(2,111)	(909)	(2,208)	(876)	(734)	(694)
Policy owners' benefits	(229,822)	(490)	(8,750)	(37,152)	(6,895)	(20,686)	(13,177)
Net transfers (to) from the Company and/or Subaccounts	(93,045)	(13,292)	(23,370)	(116,874)	(37,481)	(11,745)	(19,999)

Increase (decrease) in net assets resulting from Policy transactions	(261,455)	8,244	(21,161)	(59,215)	(25,432)	(21,438)	(16,342)

Total increase (decrease) in net assets	129,620	443,331	124,634	353,401	13,099	(28,992)	(6,529)

NET ASSETS:
Beginning of period	2,360,217	1,125,116	381,827	1,611,814	387,659	293,491	217,370

End of period	$2,489,837	$1,568,447	$506,461	$1,965,215	$400,758	$264,499	$210,841

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	1290 VT Equity Income Portfolio, Class IA	1290 VT Equity Income Portfolio, Class IB	1290 VT GAMCO Small Company Value Portfolio, Class IB	1290 VT Socially Responsible Portfolio, Class IA	1290 VT Socially Responsible Portfolio, Class IB	BNY Mellon Stock Index Fund, Initial Shares	EQ/AB Small Cap Growth Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$179	$18,493	$(11,389)	$(95)	$(16)	$19,336	$(1,029)
Net realized gain (loss) on investments	1,077	81,820	714,447	10,612	2,071	313,870	3,415
Change in net unrealized appreciation (depreciation) on investments	(980)	(64,239)	(1,926,141)	(83,736)	(8,900)	(953,506)	(77,589)

Net increase (decrease) in net assets resulting from operations	276	36,074	(1,223,083)	(73,219)	(6,845)	(620,300)	(75,203)

POLICY TRANSACTIONS:
Policy owners' net payments	17,759	76,384	280,259	43,119	1,112	79,327	4,363
Policy maintenance charges	(46)	(2,071)	(11,959)	(720)	(108)	(4,095)	(351)
Policy owners' benefits	(12,425)	(20,682)	(364,897)	(7,163)	(2,041)	(126,886)	(1,925)
Net transfers (to) from the Company and/or Subaccounts	(5,937)	(73,615)	(465,677)	(56,499)	(3,867)	(136,065)	(22,575)

Increase (decrease) in net assets resulting from Policy transactions	(649)	(19,984)	(562,274)	(21,263)	(4,904)	(187,719)	(20,488)

Total increase (decrease) in net assets	(373)	16,090	(1,785,357)	(94,482)	(11,749)	(808,019)	(95,691)

NET ASSETS:
Beginning of period	15,356	1,475,555	10,759,725	333,235	31,750	3,336,267	265,754

End of period	$14,983	$1,491,645	$8,974,368	$238,753	$20,001	$2,528,248	$170,063

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	EQ/Aggressive Allocation Portfolio, Class B	EQ/All Asset Growth Allocation Portfolio, Class IB	EQ/Capital Group Research Portfolio, Class IA	EQ/Conservative Allocation Portfolio, Class B	EQ/Conservative- Plus Allocation Portfolio, Class B	EQ/Core Bond Index Portfolio, Class IA	EQ/Core Plus Bond Portfolio, Class A

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$407	$23,298	$(13,382)	$11	$4	$14,127	$3,805
Net realized gain (loss) on investments	28,187	273,504	393,086	(5,312)	5	(3,258)	(657)
Change in net unrealized appreciation (depreciation) on investments	(77,551)	(1,017,181)	(1,104,706)	(3,561)	(78)	(145,882)	(30,747)

Net increase (decrease) in net assets resulting from operations	(48,957)	(720,379)	(725,002)	(8,862)	(69)	(135,013)	(27,599)

POLICY TRANSACTIONS:
Policy owners' net payments	6,238	253,966	129,955	13,642	464	121,742	21,074
Policy maintenance charges	(569)	(10,995)	(5,236)	(101)	(12)	(2,953)	(358)
Policy owners' benefits	(57)	(193,677)	(59,972)	(27,459)	-	(19,727)	(512)
Net transfers (to) from the Company and/or Subaccounts	(6,381)	(304,637)	(151,288)	(27,239)	(283)	(114,336)	(5,430)

Increase (decrease) in net assets resulting from Policy transactions	(769)	(255,343)	(86,541)	(41,157)	169	(15,274)	14,774

Total increase (decrease) in net assets	(49,726)	(975,722)	(811,543)	(50,019)	100	(150,287)	(12,825)

NET ASSETS:
Beginning of period	259,473	4,851,275	3,741,654	75,026	399	1,457,227	204,184

End of period	$209,747	$3,875,553	$2,930,111	$25,007	$499	$1,306,940	$191,359

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	EQ/Global Equity Managed Volatility Portfolio, Class IA	EQ/Intermediate Government Bond Portfolio, Class IA	EQ/Janus Enterprise Portfolio, Class IA	EQ/JPMorgan Growth Allocation Portfolio, Class IB	EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	EQ/Large Cap Value Index Portfolio, Class IA	EQ/Large Cap Value Managed Volatility Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(250)	$2,322	$(5,772)	$(49,953)	$(8,161)	$18,989	$2,172
Net realized gain (loss) on investments	2,011	(1,723)	79,970	428,807	183,916	63,117	12,472
Change in net unrealized appreciation (depreciation) on investments	(23,407)	(51,754)	(299,278)	(4,165,286)	(773,725)	(273,807)	(45,337)

Net increase (decrease) in net assets resulting from operations	(21,646)	(51,155)	(225,080)	(3,786,432)	(597,970)	(191,701)	(30,693)

POLICY TRANSACTIONS:
Policy owners' net payments	3,211	49,209	32,088	226,531	42,930	98,990	31,205
Policy maintenance charges	(257)	(1,793)	(1,657)	(10,999)	(2,162)	(2,441)	(472)
Policy owners' benefits	(760)	(11,045)	(3,581)	(397,525)	(38,162)	(10,588)	(2,343)
Net transfers (to) from the Company and/or Subaccounts	(3,980)	(52,845)	(70,686)	(330,142)	(100,313)	(100,112)	(4,250)

Increase (decrease) in net assets resulting from Policy transactions	(1,786)	(16,474)	(43,836)	(512,135)	(97,707)	(14,151)	24,140

Total increase (decrease) in net assets	(23,432)	(67,629)	(268,916)	(4,298,567)	(695,677)	(205,852)	(6,553)

NET ASSETS:
Beginning of period	100,562	634,806	1,331,123	9,914,291	1,973,231	2,195,321	251,094

End of period	$77,130	$567,177	$1,062,207	$5,615,724	$1,277,554	$1,989,469	$244,541

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	EQ/Loomis Sayles Growth Portfolio, Class IB	EQ/MFS International Growth Portfolio, Class IB	EQ/Mid Cap Index Portfolio, Class IA	EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	EQ/Moderate Allocation Portfolio, Class B	EQ/Moderate- Plus Allocation Portfolio, Class B	EQ/Money Market Portfolio, Class IA

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(34,352)	$2,994	$2,935	$7,310	$807	$1,467	$11,186
Net realized gain (loss) on investments	746,888	64,917	48,720	65,586	6,105	26,855	13
Change in net unrealized appreciation (depreciation) on investments	(2,942,656)	(382,420)	(162,805)	(396,005)	(39,224)	(91,900)	-

Net increase (decrease) in net assets resulting from operations	(2,230,120)	(314,509)	(111,150)	(323,109)	(32,312)	(63,578)	11,199

POLICY TRANSACTIONS:
Policy owners' net payments	208,228	74,712	27,894	71,820	7,491	37,147	191,129
Policy maintenance charges	(10,248)	(2,735)	(1,209)	(3,106)	(280)	(522)	(4,660)
Policy owners' benefits	(134,685)	(25,519)	(6,326)	(8,119)	(29,633)	(49)	(39,470)
Net transfers (to) from the Company and/or Subaccounts	(325,795)	(124,071)	(40,626)	(120,826)	(19,228)	(66,452)	(152,688)

Increase (decrease) in net assets resulting from Policy transactions	(262,500)	(77,613)	(20,267)	(60,231)	(41,650)	(29,876)	(5,689)

Total increase (decrease) in net assets	(2,492,620)	(392,122)	(131,417)	(383,340)	(73,962)	(93,454)	5,510

NET ASSETS:
Beginning of period	7,943,808	1,999,149	788,276	2,167,064	211,039	369,389	2,218,196

End of period	$5,451,188	$1,607,027	$656,859	$1,783,724	$137,077	$275,935	$2,223,706

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB	EQ/Quality Bond PLUS Portfolio, Class IB	EQ/Small Company Index Portfolio, Class IA	EQ/Value Equity Portfolio, Class IB	Fidelity VIP Contrafund Portfolio, Service Class	Franklin Income VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,468)	$2,112	$342	$730	$1,196	$(10,384)	$50,298
Net realized gain (loss) on investments	(40,381)	(283)	836	4,368	3,852	269,350	24,465
Change in net unrealized appreciation (depreciation) on investments	(702,979)	(4,667)	(57,772)	(36,082)	(34,606)	(1,609,937)	(147,118)

Net increase (decrease) in net assets resulting from operations	(749,828)	(2,838)	(56,594)	(30,984)	(29,558)	(1,350,971)	(72,355)

POLICY TRANSACTIONS:
Policy owners' net payments	40,374	27,737	31,988	3,902	2,262	120,444	43,888
Policy maintenance charges	(2,857)	(912)	(1,168)	(326)	(255)	(5,039)	(2,516)
Policy owners' benefits	(21,063)	(4,799)	(9,226)	(1,595)	(68)	(176,862)	(2,085)
Net transfers (to) from the Company and/or Subaccounts	(44,500)	(26,254)	(24,527)	(4,237)	(5,150)	(177,563)	(62,496)

Increase (decrease) in net assets resulting from Policy transactions	(28,046)	(4,228)	(2,933)	(2,256)	(3,211)	(239,020)	(23,209)

Total increase (decrease) in net assets	(777,874)	(7,066)	(59,527)	(33,240)	(32,769)	(1,589,991)	(95,564)

NET ASSETS:
Beginning of period	1,694,517	252,025	525,608	154,687	192,575	5,081,550	1,219,640

End of period	$916,643	$244,959	$466,081	$121,447	$159,806	$3,491,559	$1,124,076

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Franklin Rising Dividends VIP Fund, Class 2	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund, Series II	Invesco V.I. Health Care Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson Balanced Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$631	$1,393	$(317)	$(1,485)	$(1,505)	$(175)	$7,656
Net realized gain (loss) on investments	18,765	17,497	7,513	75,789	33,397	10,228	52,387
Change in net unrealized appreciation (depreciation) on investments	(36,740)	(22,041)	(35,900)	(257,161)	(69,551)	(25,010)	(253,804)

Net increase (decrease) in net assets resulting from operations	(17,344)	(3,151)	(28,704)	(182,857)	(37,659)	(14,957)	(193,761)

POLICY TRANSACTIONS:
Policy owners' net payments	3,531	4,879	2,159	8,892	16,004	1,000	45,009
Policy maintenance charges	(327)	(225)	(155)	(717)	(411)	(45)	(1,577)
Policy owners' benefits	(2,037)	(8,417)	-	(5,394)	(5,021)	-	(16,378)
Net transfers (to) from the Company and/or Subaccounts	(5,852)	(5,038)	(4,361)	(6,249)	(10,025)	(1,174)	(67,551)

Increase (decrease) in net assets resulting from Policy transactions	(4,685)	(8,801)	(2,357)	(3,468)	547	(219)	(40,497)

Total increase (decrease) in net assets	(22,029)	(11,952)	(31,061)	(186,325)	(37,112)	(15,176)	(234,258)

NET ASSETS:
Beginning of period	158,735	126,049	129,594	567,824	272,708	37,129	1,160,168

End of period	$136,706	$114,097	$98,533	$381,499	$235,596	$21,953	$925,910

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Janus Henderson Enterprise Fund, Class I	Janus Henderson Forty Fund, Class I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Research Fund, Class I	Janus Henderson Overseas Fund, Class S	MFS Utilities Series, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,861)	$(6,651)	$(2,230)	$17,524	$4,653	$5,817	$2,223
Net realized gain (loss) on investments	429,366	206,924	72,519	228,108	298	13,691	806
Change in net unrealized appreciation (depreciation) on investments	(898,947)	(818,255)	(269,352)	(663,470)	(45,117)	(18,888)	(30,811)

Net increase (decrease) in net assets resulting from operations	(476,442)	(617,982)	(199,063)	(417,838)	(40,166)	620	(27,782)

POLICY TRANSACTIONS:
Policy owners' net payments	62,847	25,407	12,487	89,373	20,099	12,310	19,000
Policy maintenance charges	(3,094)	(2,165)	(953)	(2,241)	(865)	(791)	(714)
Policy owners' benefits	(21,214)	(65,237)	(714)	(67,509)	(2,300)	(8,017)	(1,812)
Net transfers (to) from the Company and/or Subaccounts	(107,557)	(53,803)	(15,186)	(112,281)	(17,854)	(9,114)	(13,056)

Increase (decrease) in net assets resulting from Policy transactions	(69,018)	(95,798)	(4,366)	(92,658)	(920)	(5,612)	3,418

Total increase (decrease) in net assets	(545,460)	(713,780)	(203,429)	(510,496)	(41,086)	(4,992)	(24,364)

NET ASSETS:
Beginning of period	2,905,677	1,838,896	585,256	2,122,310	428,745	298,483	241,734

End of period	$2,360,217	$1,125,116	$381,827	$1,611,814	$387,659	$293,491	$217,370

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

MONY VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

The MONY Variable Account L (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MONY Life Insurance Company, and exists in accordance with the regulations of the New York Department of Financial Services. MONY Life Insurance Company was acquired by AXA Financial, Inc., which made MONY Life Insurance Company a wholly owned subsidiary of AXA Financial, Inc. MONY Life Insurance Company was later acquired by Protective Life Insurance Company (the “Company”), which made MONY Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the products in the Separate Account, but owners of existing Policies may make additional deposits.

The following is a list of the variable life insurance products funded by the Separate Account:

MONY Custom Equity Master	MONY Survivorship VUL
MONY Custom Estate Master	MONY VUL I
MONY Equity Master	MONY VUL II
MONY Strategist

For the years ended December 31, 2023 and 2022, the Separate Account was invested in up to 49 Subaccounts, as follows:

1290 VT Equity Income Portfolio, Class IA	EQ/Moderate Allocation Portfolio, Class B
1290 VT Equity Income Portfolio, Class IB	EQ/Moderate-Plus Allocation Portfolio, Class B
1290 VT GAMCO Small Company Value Portfolio, Class IB	EQ/Money Market Portfolio, Class IA
1290 VT Socially Responsible Portfolio, Class IA	EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB
1290 VT Socially Responsible Portfolio, Class IB	EQ/PIMCO Ultra Short Bond Portfolio, Class IB
BNY Mellon Stock Index Fund, Initial Shares	EQ/Quality Bond PLUS Portfolio, Class IB
EQ/AB Small Cap Growth Portfolio, Class IA	EQ/Small Company Index Portfolio, Class IA
EQ/Aggressive Allocation Portfolio, Class B	EQ/Value Equity Portfolio, Class IB
EQ/All Asset Growth Allocation Portfolio, Class IB	Fidelity VIP Contrafund Portfolio,Service Class
EQ/Capital Group Research Portfolio, Class IA	Franklin Income VIP Fund, Class 2
EQ/Conservative Allocation Portfolio, Class B	Franklin Rising Dividends VIP Fund, Class 2
EQ/Conservative-Plus Allocation Portfolio, Class B	Invesco V.I. Diversified Dividend Fund, Series I
EQ/Core Bond Index Portfolio, Class IA	Invesco V.I. Global Core Equity Fund
EQ/Core Plus Bond Portfolio, Class A	Invesco V.I. Global Fund, Series II
EQ/Global Equity Managed Volatility Portfolio, Class IA	Invesco V.I. Health Care Fund, Series I
EQ/Intermediate Government Bond Portfolio, Class IA	Invesco V.I. Technology Fund, Series I
EQ/Janus Enterprise Portfolio, Class IA	Janus Henderson Balanced Fund, Class I
EQ/JPMorgan Growth Allocation Portfolio, Class IB	Janus Henderson Enterprise Fund, Class I
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	Janus Henderson Forty Fund, Class I
EQ/Large Cap Value Index Portfolio, Class IA	Janus Henderson Forty Fund, Class S
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	Janus Henderson Global Research Fund, Class I
EQ/Loomis Sayles Growth Portfolio, Class IB	Janus Henderson Overseas Fund, Class S
EQ/MFS International Growth Portfolio, Class IB	MFS Utilities Series, Initial Class
EQ/Mid Cap Index Portfolio, Class IA	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

1290 VT Equity Income Portfolio, Class IA	$21,668	$20,814
1290 VT Equity Income Portfolio, Class IB	154,810	127,002
1290 VT GAMCO Small Company Value Portfolio, Class IB	926,641	639,105
1290 VT Socially Responsible Portfolio, Class IA	36,504	55,293
1290 VT Socially Responsible Portfolio, Class IB	1,153	1,853
BNY Mellon Stock Index Fund, Initial Shares	170,116	239,422
EQ/AB Small Cap Growth Portfolio, Class IA	2,345	28,140
EQ/Aggressive Allocation Portfolio, Class B	15,852	7,989
EQ/All Asset Growth Allocation Portfolio, Class IB	305,282	362,025
EQ/Capital Group Research Portfolio, Class IA	210,646	204,315
EQ/Conservative Allocation Portfolio, Class B	11,323	12,722
EQ/Conservative-Plus Allocation Portfolio, Class B	481	447
EQ/Core Bond Index Portfolio, Class IA	85,957	98,548
EQ/Core Plus Bond Portfolio, Class A	19,201	10,830
EQ/Global Equity Managed Volatility Portfolio, Class IA	6,422	6,161
EQ/Intermediate Government Bond Portfolio, Class IA	44,676	40,046
EQ/Janus Enterprise Portfolio, Class IA	90,701	101,919
EQ/JPMorgan Growth Allocation Portfolio, Class IB	1,168,176	431,448
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	158,491	122,368
EQ/Large Cap Value Index Portfolio, Class IA	146,179	138,460
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	41,547	21,072
EQ/Loomis Sayles Growth Portfolio, Class IB	467,192	476,346
EQ/MFS International Growth Portfolio, Class IB	111,731	111,092
EQ/Mid Cap Index Portfolio, Class IA	99,357	45,565
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	143,971	159,507
EQ/Moderate Allocation Portfolio, Class B	9,206	4,496
EQ/Moderate-Plus Allocation Portfolio, Class B	17,358	41,141
EQ/Money Market Portfolio, Class IA	796,411	864,111
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	25,017	89,186
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	28,168	18,451
EQ/Quality Bond PLUS Portfolio, Class IB	30,131	29,266
EQ/Small Company Index Portfolio, Class IA	8,400	4,363
EQ/Value Equity Portfolio, Class IB	3,453	7,006
Fidelity VIP Contrafund Portfolio, Service Class	205,617	243,018
Franklin Income VIP Fund, Class 2	144,475	67,984
Franklin Rising Dividends VIP Fund, Class 2	18,046	10,688
Invesco V.I. Diversified Dividend Fund, Series I	14,526	5,275
Invesco V.I. Global Core Equity Fund	2,590	6,538
Invesco V.I. Global Fund, Series II	56,811	17,793
Invesco V.I. Health Care Fund, Series I	58,487	33,937
Invesco V.I. Technology Fund, Series I	204	10,347
Janus Henderson Balanced Fund, Class I	33,915	75,042
Janus Henderson Enterprise Fund, Class I	214,977	303,873
Janus Henderson Forty Fund, Class I	19,810	50,126
Janus Henderson Forty Fund, Class S	6,107	21,383

Subaccount	Purchases	Sales

Janus Henderson Global Research Fund, Class I	$114,227	$124,831
Janus Henderson Overseas Fund, Class S	16,885	32,657
MFS Utilities Series, Initial Class	31,778	26,357
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	18,084	25,294

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

1290 VT Equity Income Portfolio, Class IA	721	730	(9)	719	744	(25)
1290 VT Equity Income Portfolio, Class IB	1,052	3,304	(2,252)	2,026	2,592	(566)
1290 VT GAMCO Small Company Value Portfolio, Class IB	2,145	5,643	(3,498)	2,757	7,822	(5,065)
1290 VT Socially Responsible Portfolio, Class IA	1,167	2,147	(980)	527	1,374	(847)
1290 VT Socially Responsible Portfolio, Class IB	14	49	(35)	19	161	(142)
BNY Mellon Stock Index Fund, Initial Shares	893	6,100	(5,207)	737	5,871	(5,134)
EQ/AB Small Cap Growth Portfolio, Class IA	46	726	(680)	37	565	(528)
EQ/Aggressive Allocation Portfolio, Class B	308	335	(27)	321	333	(12)
EQ/All Asset Growth Allocation Portfolio, Class IB	5,956	12,373	(6,417)	5,104	14,290	(9,186)
EQ/Capital Group Research Portfolio, Class IA	1,713	5,346	(3,633)	3,484	5,532	(2,048)
EQ/Conservative Allocation Portfolio, Class B	819	974	(155)	987	4,177	(3,190)
EQ/Conservative-Plus Allocation Portfolio, Class B	32	31	1	32	20	12
EQ/Core Bond Index Portfolio, Class IA	4,261	6,546	(2,285)	5,550	6,630	(1,080)
EQ/Core Plus Bond Portfolio, Class A	975	654	321	1,645	662	983
EQ/Global Equity Managed Volatility Portfolio, Class IA	42	105	(63)	39	74	(35)
EQ/Intermediate Government Bond Portfolio, Class IA	2,083	2,703	(620)	1,784	2,882	(1,098)
EQ/Janus Enterprise Portfolio, Class IA	342	2,438	(2,096)	390	1,515	(1,125)
EQ/JPMorgan Growth Allocation Portfolio, Class IB	2,252	8,939	(6,687)	3,022	14,720	(11,698)
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB	442	2,721	(2,279)	724	3,112	(2,388)
EQ/Large Cap Value Index Portfolio, Class IA	1,555	3,632	(2,077)	2,515	2,801	(286)
EQ/Large Cap Value Managed Volatility Portfolio, Class IA	879	731	148	1,765	769	996
EQ/Loomis Sayles Growth Portfolio, Class IB	3,611	10,418	(6,807)	2,841	9,640	(6,799)
EQ/MFS International Growth Portfolio, Class IB	1,024	3,887	(2,863)	1,606	4,335	(2,729)
EQ/Mid Cap Index Portfolio, Class IA	1,521	962	559	388	861	(473)
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA	930	4,439	(3,509)	999	2,679	(1,680)
EQ/Moderate Allocation Portfolio, Class B	207	239	(32)	476	3,228	(2,752)
EQ/Moderate-Plus Allocation Portfolio, Class B	283	2,208	(1,925)	292	1,975	(1,683)
EQ/Money Market Portfolio, Class IA	64,465	78,484	(14,019)	45,014	44,915	99

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB	1,660	6,468	(4,808)	2,125	4,195	(2,070)
EQ/PIMCO Ultra Short Bond Portfolio, Class IB	1,351	1,289	62	1,301	1,590	(289)
EQ/Quality Bond PLUS Portfolio, Class IB	1,126	1,512	(386)	1,248	1,353	(105)
EQ/Small Company Index Portfolio, Class IA	61	90	(29)	49	97	(48)
EQ/Value Equity Portfolio, Class IB	36	193	(157)	52	141	(89)
Fidelity VIP Contrafund Portfolio, Service Class	871	4,161	(3,290)	945	5,847	(4,902)
Franklin Income VIP Fund, Class 2	681	2,621	(1,940)	565	1,550	(985)
Franklin Rising Dividends VIP Fund, Class 2	42	197	(155)	41	133	(92)
Invesco V.I. Diversified Dividend Fund, Series I	150	258	(108)	153	661	(508)
Invesco V.I. Global Core Equity Fund	88	268	(180)	84	179	(95)
Invesco V.I. Global Fund, Series II	78	352	(274)	217	293	(76)
Invesco V.I. Health Care Fund, Series I	1,497	811	686	343	314	29
Invesco V.I. Technology Fund, Series I	6	301	(295)	5	10	(5)
Janus Henderson Balanced Fund, Class I	349	1,751	(1,402)	840	1,817	(977)
Janus Henderson Enterprise Fund, Class I	992	8,702	(7,710)	1,151	3,200	(2,049)
Janus Henderson Forty Fund, Class I	358	871	(513)	245	2,444	(2,199)
Janus Henderson Forty Fund, Class S	74	259	(185)	99	150	(51)
Janus Henderson Global Research Fund, Class I	2,436	6,090	(3,654)	2,468	7,754	(5,286)
Janus Henderson Overseas Fund, Class S	314	867	(553)	375	400	(25)
MFS Utilities Series, Initial Class	119	386	(267)	98	179	(81)
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	604	1,310	(706)	636	425	211

Note: Units may not foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by Subaccount from either the net unit value or from the Policy as a redemption of units. Fees and charges may vary based on factors such as product purchased, face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.35% - 0.75% of the unit value of each Subaccount

Deductions for State Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from each premium payment when it is processed; this deduction in turn reduces Policy owners' net payments on the Statements of Changes in Net Assets. The Company reserves the right to increase or decrease the charge for taxes due to any change in tax law.	0.00% - 0.80% of each premium payment

Deductions for Federal Premium Taxes
This deduction is to reimburse the Company for federal tax expenses. The amount is deducted from each premium payment when it is processed; this deduction in turn reduces Policy owners' net payments on the Statements of Changes in Net Assets. The Company reserves the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in costs incurred by the Company.	0.00% - 1.50% of each premium payment

Monthly Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	Up to $7.50

Sales Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is assessed on each premium payment received, deducted through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	0.00% - 6.00% of each premium payment received

Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded net Policy owners’ benefits within the Statements of Changes in Net Assets.	0.00% - 0.60% of the loan balance

Expense Type	Range
Partial Surrender Charge
This charge is assessed to reimburse the Company for the costs incurred when processing partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	$10 - $25 per partial surrender

Full Surrender Charge
This charge is assessed to reimburse the Company for the costs incurred when processing full surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	Percentage varies based on a factor per $1,000 of the initial specified amount (or increases in the specified amount)

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	$0 - $25 per transfer, after the first 12 transfers in any Policy year

Cost of Insurance Charge (COI)

This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.

$0.01 - $83.33 per $1,000 of net amount at risk per month

Illustration Projection Report
This charge is assessed to reimburse the Company for costs incurred from producing the requested illustration report which shows projected future benefits and Policy values. The charge can be deducted upon each request, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the Statements of Changes in Net Assets.	$0 - $25 per report

Monthly Administrative Charge per $1,000 Specified Amount

This charge is assessed during the first 4 to 15 Policy years after the initial purchase or the first 4 to 15 years from the date of any increase in specified amount, depending on the provisions of the Policy, to reimburse the Company for administrative costs. The charge is deducted monthly, assessed through a redemption of units, and recorded net with Policy owners’ benefits within the

Statements of Changes in Net Assets.

$0.06- $0.26 per $1,000 of specified amount

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sold a number of variable life products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Policy owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

1290 VT Equity Income Portfolio, Class IA
2023	1		$30.05	$30.05	$15	2.20%	0.60%	0.60%	4.78%	4.78%
2022	1		28.68	28.68	15	1.79%	0.60%	0.60%	2.47%	2.47%
2021	1		27.99	27.99	15	1.87%	0.60%	0.60%	25.63%	25.63%
2020	0	*	22.28	22.28	8	1.38%	0.60%	0.60%	(5.11)%	(5.11)%
2019	1		23.48	23.48	13	1.96%	0.60%	0.60%	23.47%	23.47%
1290 VT Equity Income Portfolio, Class IB
2023	39		39.69	34.99	1,458	2.10%	0.35%	0.75%	5.05%	4.63%
2022	42		37.78	33.44	1,492	1.79%	0.35%	0.75%	2.73%	2.32%
2021	42		36.78	32.69	1,476	1.54%	0.35%	0.75%	25.95%	25.44%
2020	45		29.20	26.06	1,245	1.70%	0.35%	0.75%	(4.87)%	(5.25)%
2019	48		30.70	27.50	1,411	2.36%	0.35%	0.75%	23.78%	23.29%
1290 VT GAMCO Small Company Value Portfolio, Class IB
2023	93		74.98	162.35	10,489	0.63%	0.35%	0.75%	20.63%	20.15%
2022	97		62.16	135.12	8,974	0.50%	0.35%	0.75%	(10.98)%	(11.34)%
2021	102		69.83	152.40	10,760	0.64%	0.35%	0.75%	24.20%	24.70%
2020	111		56.00	122.70	9,524	0.64%	0.35%	0.75%	8.69%	9.13%
2019	118		51.31	112.89	9,254	0.61%	0.35%	0.75%	22.43%	22.92%

* The Subaccount has units and/or dollars that round to less than one thousand.

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

1290 VT Socially Responsible Portfolio, Class IA
2023	10	$28.19	$32.90	$272	0.71%	0.35%	0.75%	27.06%	26.55%
2022	11	22.19	26.00	239	0.57%	0.35%	0.75%	(22.36)%	(22.67)%
2021	12	28.58	33.61	333	0.42%	0.35%	0.75%	29.86%	29.34%
2020	15	22.01	25.99	325	0.70%	0.35%	0.75%	19.54%	19.06%
2019	16	18.41	21.83	298	0.84%	0.35%	0.75%	29.81%	29.29%
1290 VT Socially Responsible Portfolio, Class IB
2023	1	40.58	40.58	24	0.75%	0.65%	0.65%	26.68%	26.68%
2022	1	32.04	32.04	20	0.54%	0.65%	0.65%	(22.61)%	(22.61)%
2021	1	41.40	41.40	32	0.47%	0.65%	0.65%	29.47%	29.47%
2020	1	31.98	31.98	25	0.67%	0.65%	0.65%	19.18%	19.18%
2019	1	26.83	26.83	26	0.86%	0.65%	0.65%	29.42%	29.42%
BNY Mellon Stock Index Fund, Initial Shares
2023	69	45.96	40.91	2,929	1.42%	0.35%	0.75%	25.49%	24.99%
2022	74	36.62	32.73	2,528	1.27%	0.35%	0.75%	(18.60)%	(18.93)%
2021	79	44.99	40.38	3,336	1.13%	0.35%	0.75%	27.45%	27.96%
2020	85	31.68	35.16	2,830	1.46%	0.35%	0.75%	17.13%	17.60%
2019	141	27.05	29.90	3,989	1.74%	0.35%	0.75%	30.20%	30.73%
EQ/AB Small Cap Growth Portfolio, Class IA
2023	4	41.04	41.04	169	0.23%	0.65%	0.65%	16.97%	16.97%
2022	5	35.08	35.08	170	0.11%	0.65%	0.65%	(28.92)%	(28.92)%
2021	5	49.36	49.36	266	0.00%	0.65%	0.65%	12.19%	12.19%
2020	7	44.00	44.00	290	0.07%	0.65%	0.65%	35.18%	35.18%
2019	7	32.55	32.55	240	0.16%	0.65%	0.65%	26.97%	26.97%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Aggressive Allocation Portfolio, Class B
2023	12	$22.03	$20.62	$252	1.42%	0.35%	0.75%	18.02%	17.55%
2022	12	18.66	17.54	210	0.84%	0.35%	0.75%	(18.64)%	(18.97)%
2021	12	22.94	21.64	259	4.27%	0.35%	0.75%	16.31%	16.77%
2020	12	18.61	19.65	223	2.62%	0.35%	0.75%	14.54%	14.99%
2019	12	16.25	17.08	195	1.61%	0.35%	0.75%	23.56%	24.05%
EQ/All Asset Growth Allocation Portfolio, Class IB
2023	149	21.44	29.98	4,326	1.86%	0.35%	0.75%	13.76%	13.31%
2022	155	18.85	26.46	3,876	1.22%	0.35%	0.75%	(14.77)%	(15.11)%
2021	164	22.11	31.17	4,851	3.91%	0.35%	0.75%	10.10%	10.54%
2020	178	19.54	28.31	4,768	1.44%	0.35%	0.75%	11.45%	11.89%
2019	193	17.51	25.41	4,617	1.74%	0.35%	0.75%	18.21%	18.68%
EQ/Capital Group Research Portfolio, Class IA
2023	91	43.52	50.08	3,381	0.35%	0.35%	0.75%	22.56%	22.07%
2022	95	35.51	41.02	2,930	0.16%	0.35%	0.75%	(19.25)%	(19.57)%
2021	94	43.97	51.01	3,472	0.00%	0.35%	0.75%	22.14%	22.63%
2020	106	12.96	48.97	3,243	0.16%	0.35%	0.75%	-	-
2019	27	29.19	39.86	836	0.59%	0.35%	0.75%	31.89%	32.42%
EQ/Conservative Allocation Portfolio, Class B
2023	2	14.17	13.26	24	2.30%	0.35%	0.75%	7.57%	7.15%
2022	2	13.18	12.38	25	0.76%	0.35%	0.75%	(12.90)%	(13.25)%
2021	5	15.13	14.27	75	1.32%	0.35%	0.75%	1.94%	2.35%
2020	6	14.00	14.78	87	1.76%	0.35%	0.75%	6.51%	6.94%
2019	7	13.14	13.82	87	1.65%	0.35%	0.75%	8.42%	8.86%

	As of December 31						For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)		Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High				Low	High	Low	High

EQ/Conservative-Plus Allocation Portfolio, Class B
2023	0	*	$15.26	$15.26	$1		2.69%	0.75%	0.75%	10.10%	10.10%
2022	0	*	13.86	13.86	0	*	1.61%	0.75%	0.75%	(15.19)%	(15.19)%
2021	0	*	16.34	16.34	-		1.70%	0.75%	0.75%	5.94%	5.94%
2020	0	*	15.43	15.43	1		2.24%	0.75%	0.75%	9.17%	9.17%
2019	0	*	14.13	14.13	-		1.38%	0.75%	0.75%	12.63%	12.63%
EQ/Core Bond Index Portfolio, Class IA
2023	93		13.38	11.49	1,314		2.11%	0.35%	0.75%	4.19%	3.78%
2022	95		12.84	11.08	1,307		1.59%	0.35%	0.75%	(9.06)%	(9.42)%
2021	96		14.12	12.23	1,457		1.37%	0.35%	0.75%	(2.83)%	(2.44)%
2020	102		12.58	17.55	1,599		1.39%	0.35%	0.75%	5.27%	5.70%
2019	120		11.95	16.60	1,785		1.94%	0.35%	0.75%	5.47%	5.89%
EQ/Core Plus Bond Portfolio, Class A
2023	13		13.95	15.79	201		2.40%	0.35%	0.65%	4.16%	3.85%
2022	13		13.39	15.20	191		2.46%	0.35%	0.65%	(13.24)%	(13.50)%
2021	12		15.43	17.57	204		1.28%	0.35%	0.65%	(2.32)%	(2.03)%
2020	13		15.75	18.46	225		2.05%	0.35%	0.65%	14.12%	14.46%
2019	14		13.76	16.13	213		2.09%	0.35%	0.65%	6.22%	6.54%
EQ/Global Equity Managed Volatility Portfolio, Class IA
2023	2		58.55	58.55	88		0.88%	0.65%	0.65%	20.55%	20.55%
2022	2		48.57	48.57	77		0.32%	0.65%	0.65%	(21.46)%	(21.46)%
2021	2		61.84	61.84	101		0.92%	0.65%	0.65%	15.14%	15.14%
2020	2		53.71	53.71	88		0.55%	0.65%	0.65%	13.54%	13.54%
2019	2		47.30	47.30	93		1.41%	0.65%	0.65%	24.46%	24.46%

* The Subaccount has units and/or dollars that round to less than one thousand.

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Intermediate Government Bond Portfolio, Class IA
2023	41	$12.98	$16.51	$572	2.71%	0.35%	0.75%	3.51%	3.10%
2022	42	12.54	16.01	567	0.92%	0.35%	0.75%	(7.97)%	(8.33)%
2021	43	13.63	17.46	635	0.70%	0.35%	0.75%	(2.86)%	(2.47)%
2020	44	13.97	17.98	677	0.96%	0.35%	0.75%	3.52%	3.94%
2019	47	13.44	17.37	693	1.57%	0.35%	0.75%	3.39%	3.80%
EQ/Janus Enterprise Portfolio, Class IA
2023	26	44.66	54.66	1,132	0.03%	0.35%	0.65%	16.61%	16.26%
2022	28	38.30	47.02	1,062	0.00%	0.35%	0.65%	(16.86)%	(17.11)%
2021	29	46.06	56.72	1,331	0.09%	0.35%	0.65%	16.08%	16.43%
2020	31	31.46	66.62	1,216	0.00%	0.35%	0.65%	18.05%	18.40%
2019	34	26.65	56.27	1,104	0.02%	0.35%	0.65%	35.58%	35.98%
EQ/JPMorgan Growth Allocation Portfolio, Class IB
2023	149	44.39	59.86	8,069	0.00%	0.35%	0.75%	45.81%	45.23%
2022	155	30.44	41.22	5,616	0.00%	0.35%	0.75%	(38.85)%	(39.10)%
2021	167	49.78	67.68	9,914	0.00%	0.35%	0.75%	12.98%	13.43%
2020	181	35.07	59.90	9,542	0.00%	0.35%	0.75%	35.53%	36.08%
2019	197	25.85	44.20	7,545	0.00%	0.35%	0.75%	30.12%	30.64%
EQ/Large Cap Growth Managed Volatility Portfolio, Class IB
2023	35	49.83	46.31	1,649	0.41%	0.35%	0.75%	38.50%	37.95%
2022	37	35.98	33.57	1,278	0.06%	0.35%	0.75%	(30.82)%	(31.10)%
2021	40	52.01	48.73	1,973	0.00%	0.35%	0.75%	23.45%	23.94%
2020	44	39.47	41.97	1,770	0.08%	0.35%	0.75%	31.03%	31.55%
2019	53	30.13	31.90	1,623	0.46%	0.35%	0.75%	32.72%	33.25%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Large Cap Value Index Portfolio, Class IA
2023	56	$38.46	$37.12	$2,082	1.63%	0.35%	0.65%	10.34%	10.02%
2022	58	34.85	33.74	1,989	1.42%	0.35%	0.65%	(8.54)%	(8.82)%
2021	58	38.11	37.00	2,195	1.39%	0.35%	0.65%	23.47%	23.85%
2020	51	29.20	32.54	1,568	1.64%	0.35%	0.65%	1.55%	1.85%
2019	57	28.75	31.95	1,700	2.31%	0.35%	0.65%	24.81%	25.19%
EQ/Large Cap Value Managed Volatility Portfolio, Class IA
2023	9	35.50	28.05	277	1.68%	0.35%	0.65%	13.57%	13.24%
2022	9	31.25	24.77	245	1.33%	0.35%	0.65%	(11.89)%	(12.16)%
2021	8	35.47	28.30	251	0.98%	0.35%	0.65%	24.02%	24.39%
2020	8	22.74	28.52	211	1.44%	0.35%	0.65%	5.00%	5.31%
2019	8	21.66	27.08	206	1.97%	0.35%	0.65%	24.63%	25.00%
EQ/Loomis Sayles Growth Portfolio, Class IB
2023	148	48.17	44.43	7,382	0.00%	0.35%	0.75%	43.24%	42.67%
2022	155	33.63	31.14	5,451	0.00%	0.35%	0.75%	(28.23)%	(28.51)%
2021	162	46.85	43.56	7,944	0.00%	0.35%	0.75%	15.31%	15.77%
2020	172	37.78	57.02	7,307	0.00%	0.35%	0.75%	29.94%	30.46%
2019	192	29.07	45.58	6,268	0.03%	0.35%	0.75%	30.36%	30.88%
EQ/MFS International Growth Portfolio, Class IB
2023	65	21.29	31.95	1,777	1.23%	0.35%	0.75%	13.98%	13.53%
2022	68	18.68	28.14	1,607	0.79%	0.35%	0.75%	(15.48)%	(15.82)%
2021	71	22.10	33.43	1,999	0.23%	0.35%	0.75%	8.61%	9.04%
2020	75	20.27	30.78	1,949	0.38%	0.35%	0.75%	14.48%	14.94%
2019	102	17.63	26.88	2,200	1.34%	0.35%	0.75%	26.29%	26.80%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Mid Cap Index Portfolio, Class IA
2023	16	$47.98	$47.10	$771	1.04%	0.35%	0.65%	15.35%	15.00%
2022	16	41.60	40.95	657	0.91%	0.35%	0.65%	(13.90)%	(14.16)%
2021	16	48.32	47.71	788	0.65%	0.35%	0.65%	23.08%	23.45%
2020	17	38.76	39.80	660	0.91%	0.35%	0.65%	12.12%	12.46%
2019	19	34.57	35.39	662	1.15%	0.35%	0.65%	24.57%	24.94%
EQ/Mid Cap Value Managed Volatility Portfolio, Class IA
2023	51	37.86	36.27	1,855	1.42%	0.35%	0.65%	12.80%	12.46%
2022	55	33.57	32.25	1,784	0.90%	0.35%	0.65%	(14.86)%	(15.12)%
2021	56	39.43	37.99	2,167	0.57%	0.35%	0.65%	26.58%	26.96%
2020	62	30.01	31.05	1,894	0.94%	0.35%	0.65%	4.29%	4.60%
2019	72	28.78	29.69	2,081	1.45%	0.35%	0.65%	25.77%	26.14%
EQ/Moderate Allocation Portfolio, Class B
2023	9	17.05	15.96	152	1.98%	0.35%	0.75%	11.96%	11.51%
2022	9	15.23	14.31	137	1.06%	0.35%	0.75%	(15.76)%	(16.10)%
2021	12	18.08	17.06	211	2.47%	0.35%	0.75%	7.61%	8.04%
2020	14	15.85	16.73	231	2.13%	0.35%	0.75%	10.43%	10.87%
2019	15	14.35	15.09	215	1.66%	0.35%	0.75%	14.67%	15.13%
EQ/Moderate-Plus Allocation Portfolio, Class B
2023	15	19.70	18.44	278	1.58%	0.35%	0.75%	14.92%	14.47%
2022	17	17.14	16.11	276	0.97%	0.35%	0.75%	(17.35)%	(17.68)%
2021	18	20.74	19.57	369	3.32%	0.35%	0.75%	11.83%	12.28%
2020	22	17.50	18.47	388	2.33%	0.35%	0.75%	13.25%	13.70%
2019	23	15.45	16.25	365	1.59%	0.35%	0.75%	19.10%	19.57%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Money Market Portfolio, Class IA
2023	192	$11.72	$10.89	$2,043	4.36%	0.35%	0.75%	4.09%	3.67%
2022	206	11.26	10.51	2,224	1.07%	0.35%	0.75%	0.74%	0.34%
2021	206	11.18	10.47	2,218	0.00%	0.35%	0.75%	(0.56)%	(0.16)%
2020	221	10.53	11.20	2,388	0.20%	0.35%	0.75%	(0.55)%	(0.15)%
2019	240	10.59	11.22	2,603	1.47%	0.35%	0.75%	0.76%	1.16%
EQ/Morgan Stanley Small Cap Growth Portfolio, Class IB
2023	79	14.34	35.99	1,142	0.00%	0.35%	0.75%	33.93%	33.40%
2022	84	10.70	26.98	917	0.01%	0.35%	0.75%	(44.32)%	(44.54)%
2021	86	19.22	48.65	1,695	0.00%	0.35%	0.75%	1.91%	2.31%
2020	100	18.75	47.74	1,955	0.00%	0.35%	0.75%	74.75%	75.14%
EQ/PIMCO Ultra Short Bond Portfolio, Class IB
2023	19	13.45	13.86	254	4.07%	0.35%	0.65%	5.26%	4.95%
2022	19	12.77	13.20	245	1.36%	0.35%	0.65%	(0.95)%	(1.25)%
2021	19	12.90	13.37	252	0.39%	0.35%	0.65%	(1.10)%	(0.80)%
2020	22	13.00	13.52	290	0.76%	0.35%	0.65%	0.46%	0.76%
2019	22	12.90	13.46	290	2.11%	0.35%	0.65%	1.89%	2.19%
EQ/Quality Bond PLUS Portfolio, Class IB
2023	26	17.86	19.85	476	2.16%	0.35%	0.75%	3.86%	3.44%
2022	26	17.20	19.19	466	0.66%	0.35%	0.75%	(10.52)%	(10.88)%
2021	26	19.22	21.54	526	0.76%	0.35%	0.75%	(2.85)%	(2.46)%
2020	27	19.16	22.17	550	1.27%	0.35%	0.75%	5.18%	5.60%
2019	32	18.20	21.07	626	1.66%	0.35%	0.75%	4.84%	5.26%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

EQ/Small Company Index Portfolio, Class IA
2023	3	$48.12	$48.12	$138	1.18%	0.35%	0.35%	16.40%	16.40%
2022	3	41.34	41.34	121	0.86%	0.35%	0.35%	(20.09)%	(20.09)%
2021	3	51.73	51.73	155	0.66%	0.35%	0.35%	14.66%	14.66%
2020	3	45.12	45.12	145	0.90%	0.35%	0.35%	19.31%	19.31%
2019	3	37.81	37.81	121	1.15%	0.35%	0.35%	24.78%	24.78%
EQ/Value Equity Portfolio, Class IB
2023	5	37.67	37.67	182	1.18%	0.35%	0.35%	19.10%	19.10%
2022	5	31.63	31.63	160	1.01%	0.35%	0.35%	(15.40)%	(15.40)%
2021	5	37.38	37.38	193	0.71%	0.35%	0.35%	24.93%	24.93%
2020	5	29.92	29.92	156	1.67%	0.35%	0.35%	2.46%	2.46%
2019	5	29.20	29.20	159	1.90%	0.35%	0.35%	23.00%	23.00%
Fidelity VIP Contrafund Portfolio, Service Class
2023	75	62.67	57.48	4,434	0.40%	0.35%	0.75%	32.87%	32.35%
2022	78	47.17	43.43	3,492	0.37%	0.35%	0.75%	(26.64)%	(26.93)%
2021	83	64.30	59.44	5,082	0.05%	0.35%	0.75%	26.76%	27.26%
2020	88	46.89	50.52	4,258	0.14%	0.35%	0.75%	29.46%	29.97%
2019	97	36.22	38.87	3,618	0.37%	0.35%	0.75%	30.47%	30.99%
Franklin Income VIP Fund, Class 2
2023	47	33.04	20.72	1,149	5.13%	0.35%	0.65%	8.24%	7.92%
2022	49	30.53	19.20	1,124	4.80%	0.35%	0.65%	(5.80)%	(6.09)%
2021	50	32.41	20.44	1,220	4.76%	0.35%	0.65%	16.00%	16.35%
2020	54	17.62	27.85	1,136	5.39%	0.35%	0.65%	0.04%	0.34%
2019	57	17.62	27.76	1,190	5.70%	0.35%	0.65%	15.31%	15.65%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Franklin Rising Dividends VIP Fund, Class 2
2023	3	$55.10	$55.10	$142	0.92%	0.35%	0.35%	11.68%	11.68%
2022	3	49.34	49.34	137	0.75%	0.35%	0.35%	(10.88)%	(10.88)%
2021	3	55.36	55.36	159	0.83%	0.35%	0.35%	26.35%	26.35%
2020	3	43.82	43.82	136	1.13%	0.35%	0.35%	15.57%	15.57%
2019	3	37.92	37.92	104	1.32%	0.35%	0.35%	28.78%	28.78%
Invesco V.I. Diversified Dividend Fund, Series I
2023	6	18.88	18.88	120	2.03%	0.65%	0.65%	8.34%	8.34%
2022	7	17.42	17.42	114	1.80%	0.65%	0.65%	(2.32)%	(2.32)%
2021	7	17.84	17.84	126	2.21%	0.65%	0.65%	18.12%	18.12%
2020	7	15.10	15.10	108	2.82%	0.65%	0.65%	(0.51)%	(0.51)%
2019	7	15.18	15.18	110	2.90%	0.65%	0.65%	24.28%	24.28%
Invesco V.I. Global Core Equity Fund
2023	5	23.84	23.84	113	0.58%	0.65%	0.65%	20.94%	20.94%
2022	5	19.71	19.71	99	0.33%	0.65%	0.65%	(22.38)%	(22.38)%
2021	5	25.40	25.40	130	0.97%	0.65%	0.65%	15.22%	15.22%
2020	6	22.04	22.04	122	1.22%	0.65%	0.65%	12.49%	12.49%
2019	6	19.59	19.59	113	1.44%	0.65%	0.65%	24.39%	24.39%
Invesco V.I. Global Fund, Series II
2023	9	52.66	52.66	489	0.00%	0.35%	0.35%	33.98%	33.98%
2022	10	39.30	39.30	381	0.00%	0.35%	0.35%	(32.17)%	(32.17)%
2021	10	57.95	57.95	568	0.00%	0.35%	0.35%	14.77%	14.77%
2020	10	50.49	50.49	515	0.41%	0.35%	0.35%	26.89%	26.89%
2019	10	39.79	39.79	417	0.64%	0.35%	0.35%	30.99%	30.99%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

Invesco V.I. Health Care Fund, Series I
2023	7		$40.74	$40.74	$265	0.00%	0.65%	0.65%	2.36%	2.36%
2022	6		39.80	39.80	236	0.00%	0.65%	0.65%	(13.88)%	(13.88)%
2021	6		46.21	46.21	273	0.21%	0.65%	0.65%	11.57%	11.57%
2020	6		41.42	41.42	244	0.29%	0.65%	0.65%	13.72%	13.72%
2019	9		36.42	39.85	323	0.05%	0.35%	0.65%	31.65%	32.04%
Invesco V.I. Technology Fund, Series I
2023	0	*	43.27	43.27	19	0.00%	0.65%	0.65%	45.99%	45.99%
2022	1		29.64	29.64	22	0.00%	0.65%	0.65%	(40.34)%	(40.34)%
2021	1		49.68	49.68	37	0.00%	0.65%	0.65%	13.67%	13.67%
2020	1		43.70	43.70	33	0.00%	0.65%	0.65%	45.17%	45.17%
2019	1		30.10	30.10	25	0.00%	0.65%	0.65%	35.00%	35.00%
Janus Henderson Balanced Fund, Class I
2023	23		46.58	43.66	990	2.10%	0.35%	0.75%	15.01%	14.55%
2022	25		40.50	38.11	926	1.33%	0.35%	0.75%	(16.69)%	(17.02)%
2021	26		48.62	45.93	1,160	0.90%	0.35%	0.75%	16.32%	16.79%
2020	28		38.57	41.63	1,074	1.76%	0.35%	0.75%	13.46%	13.91%
2019	30		33.96	36.55	1,024	1.95%	0.35%	0.75%	21.67%	22.16%
Janus Henderson Enterprise Fund, Class I
2023	68		30.69	61.35	2,490	0.16%	0.35%	0.75%	17.66%	17.19%
2022	75		26.09	52.35	2,360	0.35%	0.35%	0.75%	(16.23)%	(16.57)%
2021	78		31.14	62.75	2,906	0.31%	0.35%	0.75%	15.96%	16.42%
2020	82		26.75	54.11	2,609	0.06%	0.35%	0.75%	18.58%	19.06%
2019	88		22.47	45.63	2,371	0.21%	0.35%	0.75%	34.47%	35.01%

* The Subaccount has units and/or dollars that round to less than one thousand.

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson Forty Fund, Class I
2023	28	$52.22	$53.48	$1,568	0.20%	0.35%	0.75%	39.47%	38.92%
2022	29	37.44	38.49	1,125	0.17%	0.35%	0.75%	(33.78)%	(34.05)%
2021	31	56.55	58.37	1,839	0.00%	0.35%	0.75%	22.47%	21.98%
2020	33	46.17	47.85	1,581	0.27%	0.35%	0.75%	38.91%	38.36%
2019	37	33.24	34.58	1,279	0.16%	0.35%	0.75%	36.68%	36.14%
Janus Henderson Forty Fund, Class S
2023	6	90.21	85.75	506	0.13%	0.35%	0.65%	39.17%	38.75%
2022	6	64.82	61.80	382	0.05%	0.35%	0.65%	(33.96)%	(34.16)%
2021	6	98.16	93.87	585	0.00%	0.35%	0.65%	22.17%	21.81%
2020	6	80.34	77.06	496	0.16%	0.35%	0.65%	38.55%	38.13%
2019	7	57.99	55.79	374	0.02%	0.35%	0.65%	36.37%	35.97%
Janus Henderson Global Research Fund, Class I
2023	96	22.89	19.38	1,965	0.93%	0.35%	0.75%	26.34%	25.83%
2022	99	18.12	15.40	1,612	1.53%	0.35%	0.75%	(19.69)%	(20.01)%
2021	104	22.56	19.25	2,122	0.53%	0.35%	0.75%	17.21%	17.68%
2020	109	16.43	19.17	1,882	0.65%	0.35%	0.75%	19.16%	19.64%
2019	124	13.78	16.03	1,800	1.02%	0.35%	0.75%	28.08%	28.59%
Janus Henderson Overseas Fund, Class S
2023	11	37.97	36.03	401	1.41%	0.35%	0.65%	10.20%	9.87%
2022	11	34.46	32.79	388	1.60%	0.35%	0.65%	(9.15)%	(9.43)%
2021	11	37.93	36.20	429	1.06%	0.35%	0.65%	12.55%	12.89%
2020	12	32.16	34.72	387	1.05%	0.35%	0.65%	15.27%	15.62%
2019	12	27.90	30.03	344	1.85%	0.35%	0.65%	25.89%	26.26%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

MFS Utilities Series, Initial Class
2023	4	$66.38	$67.41	$264	3.49%	0.35%	0.65%	(2.45)%	(2.74)%
2022	4	68.04	69.31	293	2.37%	0.35%	0.65%	0.40%	0.10%
2021	4	67.77	69.24	298	1.70%	0.35%	0.65%	13.35%	13.69%
2020	5	59.61	61.08	280	2.26%	0.35%	0.65%	5.22%	5.53%
2019	5	56.48	58.05	295	4.13%	0.35%	0.65%	24.26%	24.63%
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
2023	11	16.70	21.41	211	2.25%	0.35%	0.65%	4.89%	4.58%
2022	12	15.92	20.47	217	1.44%	0.35%	0.65%	(11.31)%	(11.58)%
2021	12	17.96	23.15	242	4.93%	0.35%	0.65%	(4.78)%	(4.49)%
2020	12	18.80	24.52	262	2.10%	0.35%	0.65%	9.40%	9.73%
2019	17	17.13	22.34	353	2.50%	0.35%	0.65%	5.44%	5.75%

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Policy expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.